Convertible Notes Payable - Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Notes Payable - Related Party [Abstract]
Convertible Notes Payable - Related Party

Note 11 - Convertible Notes Payable - Related Party

In October, November, and December 2022, the Company entered into three convertible notes with shareholders to which the shareholders agreed to loan the Company, in the aggregate, $437,499. In January, February, June and August 2023, the Company entered into eight convertible notes with shareholders to which the shareholders agreed to loan the Company, in the aggregate, $1,919,980 (collectively with the convertible promissory notes entered in the year ended December 31, 2022, the “Convertible Promissory Notes”). The Convertible Promissory Notes bear interest at a rate of 6% per annum and subject to the conversion provisions, all principal and interest shall be due and payable on May 8, 2024. Effective upon the closing of a Qualified Financing (as defined below), all of the outstanding principal and interest under these Convertible Promissory Notes will automatically be converted into shares of the same class and series of capital stock of the Company, issued to other investors in the Qualified Financing (the “Qualified Financing Securities”) at a conversion price equal to the lower of (i) the price per share of Qualified Financing Securities paid by the other investors in the Qualified Financing and (ii) the price per share that would have been paid by the investors in the Qualified Financing had the pre-money valuation of the Company been $17,900,000 (the “Valuation Cap”) (it being understood that, for purposes of clause (ii), the total number of securities of the Company outstanding shall be deemed to include all securities issuable upon the exercise or conversion of options or warrants then outstanding (including any securities reserved and available for future issuance under any equity incentive plan of the Company), but shall exclude any securities issuable upon conversion or cancellation of these Convertible Promissory Notes and any other indebtedness of the Company or similar instruments), in each case with any resulting fraction of a share rounded down to the nearest whole share. “Qualified Financing” means the first issuance or series of related issuances of capital stock by the Company after the date hereof, with immediately available gross proceeds to the Company (excluding proceeds from this and any other indebtedness of the Company or similar instruments that convert into equity in such financing) of at least $2,500,000. The Company shall notify the Holder in writing of the anticipated occurrence of a Qualified Financing at least five days prior to the closing date of the Qualified Financing. The Holder agrees to execute and become party to all agreements that the Company reasonably requests in connection with such Qualified Financing. Upon the closing of the Business Combination on October 19, 2023, all of the outstanding principal and interest under the Convertible Promissory Notes automatically converted into 1,460,638 shares of the common stock of the Company at a conversion price of $1.

In order to finance transaction costs in connection with a Business Combination, PCCT entered into certain loans with the initial shareholders, affiliates of the initial shareholders and certain of PCCT’s directors and officers (“Working Capital Loans”). On October 17, 2023, PCCT amended the debt, extending the maturity date to 180 days following the consummation of the Business Combination unless converted at the close of the Business Combination. At the close of the Business Combination, there were insufficient funds in the PCCT trust account to repay these loans and the Working Capital Loans were not converted at the close of the Business Combination. Accordingly, the Company assumed the Working Capital Loans at the close of the Business Combination and as of March 31, 2024 and December 31, 2023, the outstanding amount of Working Capital Loans was $536,701 and was recorded in convertible notes payable - related party on the condensed consolidated balance sheet, respectively. On April 23, 2024, the Company amended and restated the debt effective April 14, 2024 (the “Amended Working Capital Loans”), extending the maturity date to one year following the effective date. At the option of the Company, the amount outstanding under this loan can repaid by conversion into redeemable warrants to purchase the equivalence of Class A common stock at a conversion price of $1 per warrant and an exercise price of $11.50.

Prior to the consummation of the Business Combination, on October 31, 2022, PCCT issued a convertible promissory note in the aggregate principal amount of up to $720,000 (the “Extension Loan”) to its sponsor. The Extension Loan was issued in connection with certain payments to be made by the sponsor into the PCCT trust account pursuant to PCCT’s amended and restated certificate of incorporation, to provide PCCT with an extension of the date by which it must consummate an initial business combination from November 1, 2022 to November 1, 2023 (the “extension”). The contribution(s) and the Extension Loan does not bear interest. At the close of the Business Combination, there were insufficient funds in the trust to repay this loan and the Extension Loan was not converted at the close of the Business Combination. On April 10, 2023, PCCT amended the debt, increasing the aggregate principal amount of the Extension Loan up to $1,200,000. On October 17, 2023, PCCT amended the debt, extending the maturity date to one year following the consummation of the Business Combination unless converted at the close of the Business Combination. As the Extension Loan did not convert at the close of the Business Combination, the Company assumed the Extension Loan and as of March 31, 2024 and December 31, 2023, $574,815 is outstanding and recorded in convertible notes payable- related party on the condensed consolidated balance sheets, respectively.

As discussed in Note 16, on November 17, 2023, the Company entered into a common stock purchase agreement (the “Common Stock Agreement) with Keystone whereby the Company has the right, but not the obligation, to sell to Keystone, and Keystone is obligated to purchase, up to the lesser of (i) an aggregate of $20 million of newly issued shares of common stock and (ii) the Exchange Cap, on the terms and subject to the conditions set forth in the Purchaser . On November 17, 2023, the Company entered into a convertible note with an investor (the “Holder”) as settlement of the commitment fee related to the Common Stock Agreement, in the aggregate, $300,000 (the “New Convertible Promissory Notes”) which is recorded as capital raise expense in the consolidated statement of operations for the year ended December 31, 2023. The New Convertible Promissory Note bears interest at a rate of 5% per annum and subject to the conversion provisions, all principal and interest shall be due and payable on May 17, 2024. At the sole discretion of the Holder, the principal and accrued interest may be converted in part of whole into share of common stock of the Company equivalent to the average dollar volume-weighted average price of a share of Common Stock during the five (5) trading day period ending on the trading day immediately prior to the date of the conversion notice (the “VWAP Price”). If the VWAP Price is less than $1.00, the VWAP Price shall be deemed to be $1.00. At March 31, 2024 and December 31, 2023, $300,000 owing under this promissory note is included in convertible notes - related party on the condensed consolidated balance sheets at par, respectively.

Note 12 - Convertible Notes Payable - Related Party

In October, November, and December 2022, the Company entered into three convertible notes with shareholders to which the shareholders agreed to loan the Company, in the aggregate, $437,499. In January, February, June and August 2023, the Company entered into eight convertible notes with shareholders to which the shareholders agreed to loan the Company, in the aggregate, $1,919,980 (collectively with the convertible promissory notes entered in the year ended December 31, 2022, the “Convertible Promissory Notes”). The Convertible Promissory Notes bear interest at a rate of 6% per annum and subject to the conversion provisions, all principal and interest shall be due and payable on May 8, 2024. Effective upon the closing of a Qualified Financing (as defined below), all of the outstanding principal and interest under these Convertible Promissory Notes will automatically be converted into shares of the same class and series of capital stock of the Company, issued to other investors in the Qualified Financing (the “Qualified Financing Securities”) at a conversion price equal to the lower of (i) the price per share of Qualified Financing Securities paid by the other investors in the Qualified Financing and (ii) the price per share that would have been paid by the investors in the Qualified Financing had the pre-money valuation of the Company been $17,900,000 (the “Valuation Cap”) (it being understood that, for purposes of clause (ii), the total number of securities of the Company outstanding shall be deemed to include all securities issuable upon the exercise or conversion of options or warrants then outstanding (including any securities reserved and available for future issuance under any equity incentive plan of the Company), but shall exclude any securities issuable upon conversion or cancellation of these Convertible Promissory Notes and any other indebtedness of the Company or similar instruments), in each case with any resulting fraction of a share rounded down to the nearest whole share. “Qualified Financing” means the first issuance or series of related issuances of capital stock by the Company after the date hereof, with immediately available gross proceeds to the Company (excluding proceeds from this and any other indebtedness of the Company or similar instruments that convert into equity in such financing) of at least $2,500,000. The Company shall notify the Holder in writing of the anticipated occurrence of a Qualified Financing at least five days prior to the closing date of the Qualified Financing. The Holder agrees to execute and become party to all agreements that the Company reasonably requests in connection with such Qualified Financing. Upon the closing of the Business Combination on October 19, 2023, all of the outstanding principal and interest under the Convertible Promissory Notes automatically converted into 1,460,638 shares of the common stock of the Company at a conversion price of $1.

In order to finance transaction costs in connection with a Business Combination, PCCT entered into certain loans with the initial shareholders, affiliates of the initial shareholders and certain of PCCT’s directors and officers (“Working Capital Loans”). On October 17, 2023, PCCT amended the debt, extending the maturity date to 180 days following the consummation of the Business Combination unless converted at the close of the Business Combination. On October 17, 2023, PCCT amended the debt, extending the maturity date to 180 days following the consummation of the Business Combination unless converted at the close of the Business Combination. At the close of the Business Combination, there were insufficient funds in the PCCT trust account to repay these loans and the Working Capital Loans were not converted at the close of the Business Combination. Accordingly, the Company assumed the Working Capital Loans at the close of the Business Combination and as of December 31, 2023, the outstanding amount of Working Capital Loans was $536,701 and was recorded in convertible notes payable - related party on the consolidated balance sheets.

Prior to the consummation of the Business Combination, on October 31, 2022, PCCT issued a convertible promissory note in the aggregate principal amount of up to $720,000 (the “Extension Loan”) to its sponsor. The Extension Loan was issued in connection with certain payments to be made by the sponsor into the PCCT trust account pursuant to PCCT’s amended and restated certificate of incorporation, to provide PCCT with an extension of the date by which it must consummate an initial business combination from November 1, 2022 to November 1, 2023 (the “extension”). The contribution(s) and the Extension Loan does not bear interest. At the close of the business combination, there were insufficient funds in the trust to repay this loan and the Extension Loan was not converted at the close of the Business Combination. On April 10, 2023, PCCT amended the debt, increasing the aggregate principal amount of the Extension Loan up to $1,200,000. On October 17, 2023, PCCT amended the debt, extending the maturity date to one year following the consummation of the Business Combination unless converted at the close of the Business Combination. As the Extension Loan did not convert at the close of the Business Combination, the Company assumed the Extension Loan and as of December 31, 2023, $574,815 is outstanding and recorded in convertible notes payable- related party on the consolidated balance sheets.

As discussed in Note 16, on November 17, 2023, the Company entered into a common stock purchase agreement (the “Common Stock Agreement) with Keystone whereby the Company has the right, but not the obligation, to sell to Keystone, and Keystone is obligated to purchase, up to the lesser of (i) an aggregate of $20 million of newly issued shares of common stock and (ii) the Exchange Cap, on the terms and subject to the conditions set forth in the Purchaser . On November 17, 2023, the Company entered into a convertible note with an investor (the “Holder”) to the investor as settlement of the commitment fee related to the Common Stock Agreement, in the aggregate, $300,000 (the “New Convertible Promissory Notes”) which is recorded as capital raise expense in the consolidated statement of operations for the year ended December 31, 2023. The New Convertible Promissory Note bears interest at a rate of 5% per annum and subject to the conversion provisions, all principal and interest shall be due and payable on May 17, 2024. At the sole discretion of the Holder, the principal and accrued interest may be converted in part of whole into share of common stock of the Company equivalent to the average dollar volume-weighted average price of a share of Common Stock during the five (5) trading day period ending on the trading day immediately prior to the date of the conversion notice (the “VWAP Price”). If the VWAP Price is less than $1.00, the VWAP Price shall be deemed to be $1.00. At December 31, 2023, $300,000 owing under this promissory note is included in convertible notes - related party on the consolidated balance sheet at par.